Annual Total Returns (Conservative Allocation Portfolio - Conservative Allocation Portfolio Annuity) (Conservative Allocation Portfolio, Conservative Allocation Portfolio - Conservative Allocation Portfolio)
18 Months Ended
Jun. 30, 2013
Conservative Allocation Portfolio | Conservative Allocation Portfolio - Conservative Allocation Portfolio
Annual Total Return
2012	9.25%